Share-Based Compensation and Other Compensation Arrangements - Schedule of Share-Based Plans Expense and Related Income Tax Benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Restricted stock units and other awards	$ 697	$ 726	$ 840
Income tax benefit (before consideration of valuation allowance)	$ 157	$ 178	$ 148